Significant Accounting Policies (Summary Of Assumptions For Options Granted) (Detail)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Significant Accounting Policies [Abstract]
Volatility factor	42.30%	40.30%	29.60%
Dividend yield	1.00%	1.30%	2.40%
Expected term (in years)	4.66	4.74	4.72
Risk-free rate	2.00%	2.50%	2.60%